Shareholders’ Deficit (Details) - Schedule of changes in accumulated other comprehensive income (“AOCI”) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in accumulated other comprehensive income (“AOCI”) [Abstract]
Beginning balance		$ 10,173	$ 10,173	$ 98,103
Ending balance				10,173
Other comprehensive income before reclassifications		482		258,314
Amounts reclassified from AOCI into interest income		$ (10,655)	$ (10,173)	$ (346,244)